UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                  FORM 13F

                            FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2002

Check here if Amendment [  ]; Amendment Number:
This amendment (Check only one.): [ ] is a restatement.
                                  [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:
Name:     Matrix Capital Management
Address:  100 Winter Street
          Waltham, MA. 02154

13 File Number: 28-10217

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct, and complete, and and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form

Person Signing this Report on Behalf of Reporting Manager:

Name:      Gene Hunt
Title:     CFO
Phone:
Signature, Place and Date of Signing:

    Gene Hunt  January 21, 2003

Report Type (Check only one.):
[ X]        13F HOLDINGS REPORT.
[  ]        13F NOTICE.
[  ]        13F COMBINATION REPORT.

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE
ACT OF 1934

                           FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         0

Form 13F Information Table Entry Total:    5

Form 13F Information Table Value Total:    13567

                                                                FORM 13F INFORMATION TABLE
                                                              VALUE   SHARES/ SH/ PUT/ INVSTMT   OTHER        VOTING AUTHORITY
           NAME OF ISSUER        TITLE OF CLASS     CUSIP   x($1000) PRN AMT  PRN CALL DISCRETN MANAGERS   SOLE    SHARED    NONE
  ------------------------------ ---------------- --------- -------- -------- --- ---- -------- --------- -------- -------- --------
D ADC TELECOMMUNICATIONS         COMMON STOCK     000886101       75    35740 SH       SOLE                  35740        0        0
D COMCAST CORP CL A              COMMON STOCK     20030N101     5456   231461 SH       SOLE                 231461        0        0
D INTERNATIONAL GAME TECHNOLOGY  COMMON STOCK     459902102     3769    49641 SH       SOLE                  49641        0        0
D JUNIPER NETWORKS INC           COMMON STOCK     48203R104     3669   539540 SH       SOLE                 539540        0        0
D SPSS INC COM                   COMMON STOCK     78462K102      598    42719 SH       SOLE                  42719        0        0
S REPORT SUMMARY                  5 DATA RECORDS               13567        0 OTHER MANAGERS ON WHOSE BEHALF REPORT IS FILED